Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2012
Allowance for Losses on Loans [Abstract]
Allowance for Losses on Loans
Allowance for Losses on Loans

The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2012 and 2011:

September 30, 2012	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$83,307	$(53,789)	$8,164	$44,133	$81,815
Construction - speculative	13,828	(4,916)	711	2,437	12,060
Construction - custom	623	—	—	(276)	347
Land - acquisition & development	32,719	(16,978)	1,341	(1,484)	15,598
Land - consumer lot loans	5,520	(2,670)	—	2,087	4,937
Multi-family	7,623	(1,393)	504	(1,454)	5,280
Commercial real estate	4,331	(814)	225	(1,786)	1,956
Commercial & industrial	5,099	(249)	2,366	410	7,626
HELOC	1,139	(232)	66	(8)	965
Consumer	2,971	(3,538)	1,480	1,650	2,563
	$157,160	$(84,579)	$14,857	$45,709	$133,147

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

The Company recorded a $44,955,000 provision for loan losses during the fiscal year ended September 30, 2012, while a $93,104,000 provision was recorded for the year ended September 30, 2011. The provision for loan losses for 2012 was $44,955,000, which was made up of the $45,709,000 shown above less $754,000 in provision reversal related to covered loans. Non-performing assets (“NPAs”) amounted to $272,905,000, or 2.19%, of total assets at September 30, 2012, compared to $370,294,000, or 2.76%, of total assets one year ago. Covered loans are not classified as non-performing loans because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under FDIC loss sharing agreements. The reversal of allowance for credit losses related to the acquired loans resulted from increased expectations of future cash flows due to decreased credit losses for certain acquired loan pools. Non-accrual loans decreased from $210,465,000 at September 30, 2011, to $173,427,000 at September 30, 2012, a 17.6% decrease. The Company had net charge-offs of $69,721,000 for the twelve months ended September 30, 2012, compared with $98,285,000 of net charge-offs for the same period one year ago. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet its contractual obligations. $117,164,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $15,983,000 was made up of specific reserves on loans that were deemed to be impaired at September 30, 2012. For the period ending September 30, 2011, $115,248,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $41,912,000 was made up of specific reserves on loans that were deemed to be impaired. The primary reasons for the shift in total allowance allocation from specific reserves to general reserves is due to the Company having already addressed many of the problem loans focused in the speculative construction and land A&D portfolios, combined with an increase in delinquencies and elevated charge-offs in the single-family residential portfolio.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2012 and 2011:

September 30, 2012	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$81,737	$5,694,337	1.4%	$78	$84,584	0.1%
Construction - speculative	9,079	104,312	8.7	2,981	25,325	11.8
Construction - custom	347	211,690	0.2	—	—	—
Land - acquisition & development	6,697	47,294	14.2	8,901	77,383	11.5
Land - consumer lot loans	4,176	138,666	3.0	761	3,178	23.9
Multi-family	2,818	694,140	0.4	2,462	16,000	15.4
Commercial real estate	1,158	292,550	0.4	798	26,660	3.0
Commercial & industrial	7,624	161,689	4.7	2	1,134	0.2
HELOC	965	112,812	0.9	—	90	—
Consumer	2,563	63,374	4.0	—	—	—
	$117,164	$7,520,864	1.6%	$15,983	$234,354	6.8%
 ___________________

(1)	Excludes covered loans & credit impaired acquired loans

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

The Company has an asset quality review function that analyzes its loan portfolios and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and Management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2012 and 2011:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

Credit Risk Profile Based on Payment Activity:

September 30, 2012	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,647,729	97.7%	$131,193	2.3%
Construction - speculative	119,003	91.8	10,634	8.2
Construction - custom	211,151	99.7	539	0.3
Land - acquisition & development	111,200	89.2	13,477	10.8
Land - consumer lot loans	136,695	96.4	5,149	3.6
Multi-family	705,955	99.4	4,185	0.6
Commercial real estate	311,557	97.6	7,653	2.4
Commercial & industrial	162,807	100.0	16	—
HELOC	112,704	99.8	198	0.2
Consumer	62,991	99.4	383	0.6
	$7,581,792	97.8%	$173,427	2.2%

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

The following tables provide information on impaired loans based on loan types as of September 30, 2012 and 2011:

September 30, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$106,955	$124,342	$—		$49,524
Construction - speculative	13,726	16,568	—		13,581
Construction - custom	—	—	—		—
Land - acquisition & development	18,000	30,209	—		16,417
Land - consumer lot loans	1,677	2,185	—		487
Multi-family	8,792	8,991	—		6,935
Commercial real estate	31,190	42,656	—		12,946
Commercial & industrial	1,146	7,363	—		581
HELOC	90	1,066	—		36
Consumer	—	4	—		—
	181,576	233,384	—		100,507
With an allowance recorded:
Single-family residential	317,901	317,901	25,723		305,350
Construction - speculative	12,836	12,836	2,981		12,822
Construction - custom	—	—	—		—
Land - acquisition & development	20,750	20,750	8,901		21,650
Land - consumer lot loans	13,881	13,881	761		13,126
Multi-family	14,153	14,555	2,462		14,279
Commercial real estate	3,722	3,722	798		2,897
Commercial & industrial	—	2	2		22
HELOC	734	734	—		743
Consumer	—	—	—		—
	383,977	384,381	41,628	(1)	370,889
Total:
Single-family residential	424,856	442,243	25,723		354,874
Construction - speculative	26,562	29,404	2,981		26,403
Construction - custom	—	—	—		—
Land - acquisition & development	38,750	50,959	8,901		38,067
Land - consumer lot loans	15,558	16,066	761		13,613
Multi-family	22,945	23,546	2,462		21,214
Commercial real estate	34,912	46,378	798		15,843
Commercial & industrial	1,146	7,365	2		603
HELOC	824	1,800	—		779
Consumer	—	4	—		—
	$565,553	$617,765	$41,628	(1)	$471,396
____________________

(1)	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves.

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675

____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.